Equity Method Investments (Details) $ in Millions	12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($) cruise_ship
Schedule of Equity Method Investments [Line Items]
Impairment charge	$ 470	$ 834	$ 4,063
Payment for lease of ships	55	55
Grand Bahama Shipyard Ltd.
Schedule of Equity Method Investments [Line Items]
Services provided	12	11	$ 38
Investment, amount	43	47
Investment equity	10	14
Investment loan	33	33
White Pass and Yukon Route
Schedule of Equity Method Investments [Line Items]
Investment, amount	50	76
Investment equity	18	49
Investment loan	32	27
Impairment charge	30	17
CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Investment, amount	$ 70	119
EA Segment | CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Number of cruise ships | cruise_ship			2
Investment amount sold, gain		283	$ 107
Capital contribution		$ 90